Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2012
Redeemable Noncontrolling Interest

10.    REDEEMABLE NONCONTROLLING INTEREST

In July 2011 the Company acquired a 63% ownership interest of a company in the Netherlands, and in November 2012, acquired a further 18.5% ownership interest, for an aggregate ownership of 81.5% as of December 31, 2012. See Note 2, “Acquisitions”, for additional information regarding the 2011 acquisition.

The company’s operating results are included in the Company’s consolidated results of operations from the date of acquisition and the minority ownership interest retained by the previous owners is presented as redeemable noncontrolling interest on the Company’s consolidated balance sheets.

The redeemable noncontrolling interest was measured at fair value at the date of acquisition and is reviewed at each subsequent reporting period and adjusted, as needed, to reflect its then redemption value. No adjustments have been recorded to date. The redeemable noncontrolling interest of 63% was recorded at a fair value of $17.1 million at the date of acquisition, which was determined based upon standard valuation techniques using unobservable inputs of discounted cash flow analysis and an industry peer comparable analysis.

The acquisition of the additional 18.5% by the Company in exchange for $3.9 million on November 23, 2012 was treated as an equity transaction and the difference between the acquisition price and carrying value of the redeemable non-controlling interest was recorded as an adjustment to additional paid in capital. The accumulated other comprehensive income associated with the additional acquired interest was also recorded as equity of the Company.

The following is a reconciliation of the changes in the redeemable noncontrolling interest for the years ended December 31, 2011 and 2012 (in thousands):

	Years ended December 31,
	2011	2012
Balance at beginning of the period	$-	$15,527
Fair value at acquisition	17,063	-
Sale of 18.5% of interest to BHFS	-	(7,994)
Net income attributable to noncontrolling interest	3	347
Effect of foreign currency translation	(1,539)	246

Balance at end of period	$15,527	$8,126